Key Management (Tables)	12 Months Ended
Dec. 31, 2025
Key Management
Schedule of compensation paid or payable to key management for employee services.

	2025	2024
	$	$

Director fees and salaries and short-term employee benefits	4,373	3,794
Share-based compensation	4,784	4,247
	9,157	8,041